Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
	2012				2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group		Private Banking & Wealth Management	Investment Banking	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,471	6,202	8,673		2,481	6,186	8,667

Goodwill acquired during the year	28	0	28		0	0	0

Foreign currency translation impact	(54)	(138)	(192)		(12)	16	4

Other	(36)	(2)	(38)	[1]	2	0	2

Balance at end of period	2,409	6,062	8,471		2,471	6,202	8,673

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82		0	82	82

Balance at end of period	0	82	82		0	82	82

Net book value (CHF million)

Net book value	2,409	5,980	8,389		2,471	6,120	8,591

1 Includes tax benefit adjustments arising from the amortization of tax goodwill in connection with the purchase of the residual minority stake in Hedging-Griffo in 2012.

Bank
Goodwill
end of	2012			2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,260	5,522	7,782	2,269	5,507	7,776

Goodwill acquired during the year	28	0	28	0	0	0

Foreign currency translation impact	(65)	(138)	(203)	(11)	15	4

Other	(13)	(2)	(15)	2	0	2

Balance at end of period	2,210	5,382	7,592	2,260	5,522	7,782

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82	0	82	82

Balance at end of period	0	82	82	0	82	82

Net book value (CHF million)

Net book value	2,210	5,300	7,510	2,260	5,440	7,700